Goodwill and Intangible Assets - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) market	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 835,233	$ 834,416	$ 841,522
Foreign currency translation adjustments	817	(4,836)
Impairment charge of goodwill		2,270
Accumulated impairment losses	2,300	2,300
Indefinite-lived intangible assets	31,876	622
Impairment charge of definite-lived intangible assets	2,900
Amortization expense	108,178	125,451	143,578
Amortization expense related to intangible assets	$ 116,900	134,800	151,300
Definite-lived intangible assets, remaining amortization period	3 years 10 months
Finite-lived patents, gross	$ 300
Spectrum licenses
Finite-Lived Intangible Assets [Line Items]
Number of mid-sized metropolitan markets | market	40
Lease agreements term	7 years
Indefinite-lived intangible assets	$ 31,253	0
Customer contracts | Wildfire Acquisition
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets	2,100
Space Monkey technology | Space Monkey Acquisition
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets	7,100
Non-compete agreements | Wildfire Acquisition
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets	800
Non-compete agreements | Space Monkey Acquisition
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets	1,200
Patents
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets	1,300
Patents | Domain Names And Internet Protocol Addresses
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets		1,400
Capitalized Software Development Costs
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 1,100	$ 1,300	$ 1,300